Public and Private Warrants	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Public and Private Warrants
8. Public and Private Warrants
Prior to the merger, BCAC issued 2,875,000 shares of public warrants and 123,500 shares of private warrants in connection with the BCAC’s initial public offering. In connection with the PIPE transaction closed on July 29, 2022 (Note 1), we issued 726,000 shares of public warrants.
As of December 31, 2022, we had 3,601,000 public warrants and 123,500 private placement warrants outstanding, each with an exercise price of $11.50 per share. Each of these warrants became exercisable on August 28, 2022, which was 30 days after the Closing of the merger (
see Note 3
), and will expire on the fifth anniversary of the Business Combination, or earlier upon redemption or liquidation.
We may call the public warrants for redemption:

•	in whole or in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported closing price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

If we call the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.
The private placement warrants are identical to the public warrants, except that none of the private placement warrants will be redeemable so long as they are held by the initial purchasers or any of their permitted transferees.
The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price.